Share-Based Compensation -Schedule of Nonvested Restricted Stock Units Activity (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2020 Plan [Member]
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Numbers of shares, Outstanding	1,481,791	4,079,618
Granted		1,649,045
Vested		(4,048,000)
Forfeited		(198,872)
Numbers of shares, Outstanding		1,481,791
Weighted average grant date fair value, Outstanding		$ 14.00
Weighted average grant date fair value, Granted		25.60
Weighted average grant date fair value, Vested		17.15
Weighted average grant date fair value, Forfeited		$ 14.63
Weighted average grant date fair value, Outstanding	$ 17.80
2020 Plan [Member]
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Numbers of shares, Outstanding	762,920
Vested	(762,920)
Numbers of shares, Outstanding		762,920
Weighted average grant date fair value, Outstanding	$ 12.89
Weighted average grant date fair value, Vested	$ 12.89
Weighted average grant date fair value, Outstanding		$ 12.89
2021 Plan [Member]
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Granted	1,827,166
Forfeited	(170,913)
Numbers of shares, Outstanding	1,656,253
Weighted average grant date fair value, Granted	$ 26.44
Weighted average grant date fair value, Forfeited	26.38
Weighted average grant date fair value, Outstanding	$ 26.45